Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Net Operating Revenue By Major Service Line and Associated Payor Class
The following table disaggregates net operating revenue by major service line for the periods indicated below (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net patient revenue	$561,080	$529,585	$717,596
ATI Worksite Solutions (1)	34,583	30,864	27,662
Management Service Agreements (1)	15,246	15,837	17,363
Other revenue (1)	16,962	15,967	22,837

	$627,871	$592,253	$785,458

(1)	ATI Worksite Solutions, Management Service Agreements and Other revenue are included within other revenue on the face of the consolidated statements of operations.
The following table disaggregates net patient revenue for each associated payor class as a percentage of total net patient revenue for the periods indicated below:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Commercial	56.3%	53.1%	51.5%
Government	23.7%	22.2%	23.6%
Workers’ compensation	14.3%	17.6%	17.2%
Other (1)	5.7%	7.1%	7.7%

	100.0%	100.0%	100.0%

(1)	Other is primarily comprised of net patient revenue related to auto personal injury.